Risk management and financial instruments (Details) kr in Millions, $ in Millions	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Risk Management And Financial Instruments [Abstract]
Maximum amount insured by norges bank | kr	kr 2.0
Uninsured amount | $		$ 8.1	$ 117.6